Inventories	12 Months Ended
May 31, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories.
Inventories are stated at the lower of cost or market, with cost determined under the first-in, first-out method. The Company reviews inventory on hand and writes down excess and slow-moving inventory based on an assessment of future demand and historical experience. Inventories consisted of the following:

(in millions)	May 31, 2013	May 31, 2012
Raw materials	$78.8	$78.3
Work-in-process	44.7	42.4
Finished goods	500.5	422.5
Inventories	$624.0	$543.2